CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 9,412	$ 5,325
Bank deposits		1,000
Marketable securities	40,966	56,662
Receivables from collaborative arrangements	4,120
Prepaid expenses and other current assets	1,293	2,987
TOTAL CURRENT ASSETS	55,791	65,974
NON-CURRENT ASSETS:
Restricted long-term deposits	472	462
Property and equipment, net	2,314	2,604
Operating lease right-of-use assets	2,040
Funds in respect of employee rights upon retirement	684	642
TOTAL NON-CURRENT ASSETS	5,510	3,708
TOTAL ASSETS	61,301	69,682
CURRENT LIABILITIES:
Accounts payable	1,710	2,924
Other accounts payable	4,123	1,971
Current maturities of operating leases	672
TOTAL CURRENT LIABILITIES	6,505	4,895
LONG-TERM LIABILITIES:
Operating leases liabilities	1,373
Liability for employee rights upon retirement	958	878
TOTAL LONG-TERM LIABILITIES	2,331	878
COMMITMENTS
TOTAL LIABILITIES	8,836	5,773
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.1 par value - authorized: 50,000,000 as of December 31, 2018 and 2019, respectively; issued and outstanding: 18,949,968 and 20,402,800 as of December 31, 2018 and December 31, 2019, respectively	561	520
Additional paid-in capital	203,977	190,853
Accumulated deficit	(152,073)	(127,464)
TOTAL SHAREHOLDERS' EQUITY	52,465	63,909
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 61,301	$ 69,682